Statements of Appropriation of Retained Earnings (Disposition of Deficit)	12 Months Ended
Dec. 31, 2021
Statement of Appropriation of Retained Earnings [Abstract]
Statements of Appropriation of Retained Earnings (Disposition of Deficit)

32.	Statements of Appropriation of Retained Earnings (Disposition of Deficit)
For the year ended December 31, 2020, KEPCO’s retained earnings were appropriated on March 25, 2021. For the year ended December 31, 2021, KEPCO’s deficits are expected to be disposed on March 29, 2022.
The statements
of disposition of deficit and appropriation of retained earnings of KEPCO, the controlling company, for the years ended December 31, 2020 and 2021, respectively, are as follows:

		2020	2021

		In millions of won except for dividends per share
I. Retained earnings before appropriations (undisposed deficit)
Unappropriated retained earnings (deficit) carried over from prior years	￦	—	—
Net income (loss)		1,951,498	(5,607,732)
Remeasurement of the defined benefit plan		(67,118)	107,884

		1,884,380	(5,499,848)

II. Transfer from voluntary reserves		—	5,499,848

III. Subtotal ( I+II )		1,884,380	—

IV. Appropriations of retained earnings (Disposition of deficit)
Legal reserve		—	—
Dividends (government, individual) (Amount of dividends per share (%) : Current year – ￦ 0 (0%), Prior year – ￦ 1,216 (24.32%))		(780,628)	—
Reserve for business expansion		(1,103,752)	—

		(1,884,380)	—

V. Unappropriated retained earnings to be carried over forward to subsequent year		—	—